Long Term Debt - Project Level Secured Term Loans - Foreign Currency Loans - Additional Information (Detail) ₨ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Oct. 15, 2017 Installment	Mar. 31, 2012 INR (₨) Installment MW	Mar. 31, 2018 INR (₨)	Mar. 31, 2015 INR (₨)	Sep. 30, 2013 INR (₨) Installment MW	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2013 USD ($) MW	Mar. 31, 2012 USD ($) MW
Debt Instrument [Line Items]
Borrowings			₨ 53,108,823			$ 815,678	₨ 32,697,568
Restricted cash non current			329,926			5,067	1,383,414
Secured Foreign Currency Loan Three [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW		5									5
Borrowings		₨ 782,793									$ 15,777
Debt instrument interest rate		4.40%									4.40%
Number of repayment installments		66
Repayment of loan, commenced date		Jul. 15, 2012
Collateral net carrying value			588,244			9,035
Secured Foreign Currency Loan Four [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW					35					35
Borrowings					₨ 3,503,984					$ 63,709
Debt instrument interest rate					4.07%					4.07%
Number of repayment installments					36
Repayment of loan, commenced date					Aug. 20, 2013
Collateral net carrying value			2,766,115			42,484
Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings				₨ 1,326,658			49,077	$ 757	$ 20,000
Number of repayment installments	54
Collateral net carrying value			₨ 56,370			866
Debt instrument interest rate			4.42%
Deferred financing cost			₨ 17,640			272
Restricted cash non current			₨ 268,464			$ 4,123	₨ 436,239
Unsecured Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument interest rate				2.25%